Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of New Contracts Recognized

	2024

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,363)	(861)	(6,225)

Present value of cash outflows, excl. acquisition costs	4,715	897	5,612

Risk adjustment for non-financial risk	102	18	120

Contractual service margin	546	-	546

(Gain) / loss recognized on initial recognition	-	54	54

	2023

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,155)	(545)	(5,701)

Present value of cash outflows, excl. acquisition costs	4,593	583	5,176

Risk adjustment for non-financial risk	90	22	112

Contractual service margin	473	-	473

(Gain) / loss recognized on initial recognition	-	60	60
New reinsurance contracts recognized, no PAA

2024	Reinsurance contracts

Present value of cash inflows	54

Present value of cash outflows	(65)

Risk adjustment for non-financial risk	4

Contractual service margin	8

Income recognized on initial recognition	1

2023

Present value of cash inflows	201

Present value of cash outflows	(531)

Risk adjustment for non-financial risk	42

Contractual service margin	271

Income recognized on initial recognition	(17)

Summary of Contractual Service Margin by Transition Method
Contractual service margin recognized on contracts
in-force
on the transition date to IFRS 17

	Insurance contracts						Investment contracts with DPF				Reinsurance contracts held

	MRA	1	FVA	2	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2024	1,557		4,000		2,568	8,124	-	180	-	180	-	(149)	227	78

Changes in estimates that adjust CSM	(26)		523		(48)	448	-	76	-	76	-	192	(30)	163

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	-	-	(46)	(1)	(46)

New contracts issued: non-onerous	-		-		546	546	-	-	-	-	-	-	9	9

Earnings released from contractual service margin	(174)		(492)		(292)	(958)	-	(33)	-	(33)	-	18	(32)	(14)

Insurance finance income / (expense)	5		146		74	225	-	-	-	-	-	(25)	13	(12)

Cash flow - contracts disposed	-		43		-	43	-	-	-	-	-	34	-	34

Net exchange differences	95		270		164	529	-	10	-	10	-	(2)	14	12

Other	-		5		-	6	-	-	-	-	-	5	9	14

On December 31, 2024	1,457		4,494		3,013	8,964	-	233	-	233	-	28	208	237

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach

	Insurance contracts						Investment contracts with DPF				Reinsurance contracts held

	MRA	1	FVA	2	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2023	1,836		4,673		2,420	8,929	-	72	-	72	1	(129)	21	(107)

Changes in estimates that adjust CSM	(40)		(105)		(32)	(176)	-	121	-	121	-	11	(14)	(4)

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	-	-	4	2	6

New contracts issued: non-onerous	-		-		473	473	-	-	-	-	-	-	283	283

Earnings released from contractual service margin	(191)		(498)		(264)	(952)	-	(17)	-	(17)	-	9	(34)	(26)

Insurance finance income / (expense)	8		159		57	223	-	-	-	-	-	(21)	8	(13)

Cash flow - contracts disposed	-		(59)		-	(59)	-	-	-	-	-	-	-	-

Net exchange differences	(57)		(128)		(17)	(203)	-	2	-	2	-	6	(5)	2

Other	1		(42)		(68)	(110)	-	1	-	1	-	(30)	(33)	(63)

On December 31, 2023	1,557		4,000		2,568	8,124	-	180	-	180	-	(149)	227	78

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach

Summary of Information about Expected Recognition of Contractual Service Margin in Profit or Loss

	2024	2023

Maturity analysis CSM insurance contracts, no PAA	Discounted CSM	Discounted CSM

<1 year	922	839

1-2 years	832	756

2-3 years	752	684

3-4 years	679	618

4-5 years	614	559

5-10 years	2,261	2,071

10-20 years	2,009	1,850

> 20 years	896	748

On December 31	8,964	8,124

	2024	2023

Maturity analysis CSM reinsurance contracts held, no PAA	Discounted CSM	Discounted CSM

< 1yr	-	8

1 < 2 yrs	1	7

2 < 3 yrs	4	6

3 < 4 yrs	6	6

4 < 5 yrs	7	5

5 < 10 yrs	49	18

10 - 20 yrs	106	17

> 20 yrs	63	12

On December 31	237	78

Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model
The following tables show the assets and liabilities for groups of insurance contracts issued and reinsurance contracts held by measurement model.

Insurance contracts	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	125	-	125

Portfolios in a liability position	188,318	41	188,359

Net balance, on December 31, 2024	188,193	41	188,233

Portfolios in an asset position	185	-	185

Portfolios in a liability position	177,407	39	177,446

Net balance, on December 31, 2023	177,222	39	177,262

Reinsurance contracts held	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	16,015	7	16,021

Portfolios in a liability position	303	-	303

On December 31, 2024	15,712	7	15,719

Portfolios in an asset position	16,601	7	16,608

Portfolios in a liability position	608	-	608

On December 31, 2023	15,993	7	16,000

Summary of Investment Contracts with Discretionary Participating Features

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,594	-	-	21,594

Net balance, on January 1, 2024	21,594	-	-	21,594

Insurance revenue	(80)	-	-	(80)

Incurred claims and other insurance service expenses	-	-	43	43

Insurance service expenses	-	-	43	43

Investment components	(2,934)	-	2,934	-

Insurance service result	(3,014)	-	2,977	(37)

Insurance finance (income) / expenses (P&L and OCI)	2,270	-	-	2,270

Cash flows	452	-	(2,977)	(2,525)

Net exchange differences	1,030	-	-	1,030

Net closing balance, on December 31, 2024	22,332	-	-	22,332

Closing assets	-	-	-	-

Closing liabilities	22,332	-	-	22,332

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,055	-	-	21,055

Net balance, on January 1, 2023	21,055	-	-	21,055

Insurance revenue	(64)	-	-	(64)

Incurred claims and other insurance service expenses	-	-	36	36

Insurance service expenses	-	-	36	36

Investment components	(2,417)	-	2,418	-

Insurance service result	(2,481)	-	2,453	(28)

Insurance finance (income) / expenses (P&L and OCI)	1,921	-	-	1,921

Cash flows	423	-	(2,453)	(2,030)

Other movements	172	-	-	172

Net exchange differences	503	-	-	503

Net closing balance, on December 31, 2023	21,594	-	-	21,594

Closing assets	-	-	-	-
Closing liabilities	21,594	-	-	21,594

Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively

Assets backing up

Insurance contracts

On January 1, 2024	(1,147)

Gross revaluation	(1,125)

Net gains/(losses) transferred to income statement	(62)

Foreign currency translation differences	(115)

Tax effect	233

Other	86

On December 31, 2024	(2,131)

Assets backing up

Insurance contracts

On January 1, 2023	(2,375)

Gross revaluation	1,137

Net gains/(losses) transferred to income statement	309

Foreign currency translation differences	55

Tax effect	(322)

Other	47

On December 31, 2023	(1,147)

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items
Aegon reviews the risk-free last liquid point and ultimate forward rates quarterly which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

Yield curves (zero coupon rates excluding ILP) December 31, 2024	1 year	5 years	10 years	15 years	20 years	30 years

EUR	2.24%	2.15%	2.27%	2.33%	2.26%	2.00%

GBP	4.46%	4.04%	4.07%	4.23%	4.30%	4.23%

USD	4.24%	4.46%	4.67%	4.89%	5.05%	4.82%

Yield curves (zero coupon rates excluding ILP) December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years

EUR	3.36%	2.33%	2.39%	2.47%	2.40%	2.18%

GBP	4.74%	3.35%	3.28%	3.40%	3.43%	3.35%

USD	4.83%	3.89%	3.90%	4.00%	4.39%	4.00%

Summary of Detailed Information about Llliquidity Premium Per Portfolio
Aegon updates the reference portfolio quarterly, and the ILP last liquid point and ILP ultimate forward rate are revised accordingly. The most significant products of Aegon Ltd. are presented below. These ILP curves are added to the risk-free yields of the currency in which the cash flows of the products are denominated.

ILP per portfolio, December 31, 2024	Country	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	US	0.80%	0.88%	1.00%	1.14%	1.14%	1.15%

Indexed Universal Life	US	0.90%	1.02%	1.09%	1.22%	1.21%	1.22%

Long-Term Care	US	0.72%	0.73%	0.77%	1.06%	1.14%	1.28%

Traditional Life	US	0.75%	0.77%	0.80%	1.09%	1.15%	1.26%

Universal Life	US	0.76%	0.79%	0.81%	1.05%	1.11%	1.24%

Variable Annuities	US	0.55%	0.63%	0.64%	0.65%	0.64%	0.66%

Annuities	UK	0.98%	0.98%	0.98%	0.98%	0.98%	0.96%

Individual Protection	UK	0.47%	0.47%	0.47%	0.47%	0.47%	0.45%

ILP per portfolio, December 31, 2023	Country	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	US	1.15%	1.21%	1.12%	1.11%	1.11%	1.11%

Indexed Universal Life	US	1.20%	1.24%	1.20%	1.18%	1.18%	1.21%

Long-Term Care	US	0.97%	0.98%	0.98%	1.15%	1.20%	1.30%

Traditional Life	US	0.99%	1.01%	1.02%	1.15%	1.19%	1.28%

Universal Life	US	1.01%	1.03%	1.02%	1.13%	1.17%	1.26%

Variable Annuities	US	0.69%	0.69%	0.68%	0.67%	0.64%	0.67%

Annuities	UK	0.89%	0.89%	0.89%	0.89%	0.89%	0.76%

Individual Protection	UK	0.49%	0.49%	0.49%	0.49%	0.49%	0.40%

Summary of Morbidity Sensitivity has the Largest Impact and in Aggregate	At the same time, local reinsurers are utilized to ensure a balance for local capacity and diversification.

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	74,446	43,744	219	118,409

Without direct participation contracts	63,210	595	6,021	69,825

Investment contracts with DPF

Direct participating contracts	-	22,332	-	22,332

On December 31, 2024	137,655	66,671	6,239	210,565

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	70,436	39,687	193	110,315

Without direct participation contracts	59,873	642	6,432	66,946

Investment contracts with DPF

Direct participating contracts	-	21,594	-	21,594

On December 31, 2023	130,308	61,922	6,625	198,855

Summary of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks

	2024

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(3)	32	28	61	18	(9)

20% decrease in lapse rates	(22)	(29)	(54)	(59)	30	26

5% increase in mortality rates	(648)	(236)	(623)	(205)	201	186

5% decrease in mortality rates	551	183	517	146	(115)	(142)

10% increase in morbidity rates	(145)	(141)	(156)	(143)	(860)	(769)

10% decrease in morbidity rates	63	60	76	63	1,018	919

5% increase in expenses	(27)	(27)	(25)	(25)	(126)	(126)

5% decrease in expenses	26	26	24	24	127	127

Direct participating contracts

20% increase in lapse rates	123	110	59	81	(307)	(473)

20% decrease in lapse rates	(179)	(9)	(112)	22	445	459

5% increase in mortality rates	(278)	(213)	(208)	(138)	(592)	(298)

5% decrease in mortality rates	237	233	164	158	652	277

10% increase in morbidity rates	(2)	(2)	(2)	(2)	2	2

10% decrease in morbidity rates	(2)	(2)	(2)	(2)	2	2

5% increase in expenses	(42)	(42)	(22)	(23)	(238)	(236)

5% decrease in expenses	36	36	15	16	246	244

Non-life contracts

10% increase in claims	(6)	(5)	(9)	(6)	-	-

10% decrease in claims	6	5	9	6	-	-

	2023

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(95)	(58)	(43)	(7)	(126)	(151)

20% decrease in lapse rates	57	35	41	18	117	169

5% increase in mortality rates	(520)	(87)	(443)	(19)	(86)	11

5% decrease in mortality rates	419	11	338	(62)	177	55

10% increase in morbidity rates	(139)	(138)	(153)	(152)	(759)	(746)

10% decrease in morbidity rates	53	53	75	77	908	894

5% increase in expenses	(14)	(12)	(12)	(10)	(133)	(134)

5% decrease in expenses	36	36	35	35	163	164

Direct participating contracts

20% increase in lapse rates	55	48	56	58	(32)	(336)

20% decrease in lapse rates	(70)	(53)	(65)	(62)	123	428

5% increase in mortality rates	(84)	(78)	(71)	(67)	(699)	(314)

5% decrease in mortality rates	(5)	(16)	(15)	(23)	835	436

10% increase in morbidity rates	-	-	-	-	-	-

10% decrease in morbidity rates	-	-	-	-	-	-

5% increase in expenses	(13)	(13)	(13)	(14)	(205)	(201)

5% decrease in expenses	12	12	13	13	206	203

Non-life contracts

10% increase in claims	(6)	(5)	(8)	(6)	-	-

10% decrease in claims	6	5	9	6	-	-

Investment contract with discretionary participation features [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Movement Schedules by Measurement Component

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	21,285	128	180	21,594

Net balance, on January 1, 2024	21,285	128	180	21,594

Changes in estimates that adjust contractual service margin	(70)	(7)	76	-

Changes that relate to future service	(70)	(7)	76	-

Earnings released from contractual service margin	-	-	(33)	(33)

Release of risk adjustment	-	(14)	-	(14)

Experience adjustments on current service	11	-	-	11

Changes that relate to current service	11	(14)	(33)	(37)

Changes that relate to past service	-	-	-	-

Insurance service result	(59)	(21)	43	(37)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	2,270	-	-	2,270

Insurance finance (income) / expenses	2,270	-	-	2,270

Premiums received	470	-	-	470

Claims, benefits and expenses paid	(2,995)	-	-	(2,995)

Cash flows	(2,525)	-	-	(2,525)

Other	-	-	-	-

Other movements	-	-	-	-

Net exchange differences	1,015	6	10	1,030

Net closing balance, on December 31, 2024	21,987	112	233	22,332

Closing assets	-	-	-	-

Closing liabilities	21,987	112	233	22,332

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	20,874	109	72	21,055

Net balance, on January 1, 2023	20,874	109	72	21,055

Changes in estimates that adjust contractual service margin	(152)	31	121	-

Changes that relate to future service	(152)	31	121	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(15)	-	(15)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(15)	(17)	(28)

Changes that relate to past service	-	-	-	-

Insurance service result	(148)	16	104	(28)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	1,921	-	-	1,921

Insurance finance (income) / expenses	1,921	-	-	1,921

Premiums received	475	-	-	475

Claims, benefits and expenses paid	(2,506)	-	-	(2,506)

Cash flows	(2,030)	-	-	(2,030)

Other	170	-	1	172

Other movements	170	-	1	172

Net exchange differences	498	3	2	503

Net closing balance, on December 31, 2023	21,285	128	180	21,594

Closing assets	-	-	-	-

Closing liabilities	21,285	128	180	21,594

Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Movement Schedules by Measurement Component

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,184	423	(7)	16,601

Opening liabilities	1,024	(332)	(85)	608

Net opening balance, on January 1, 2024	15,160	755	78	15,993

Changes in estimates that adjust the contractual service margin	(152)	(11)	163	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	462	38	(46)	454

New reinsurance contracts issued / acquired recognized in the year	(11)	4	8	1

Changes that relate to future service	299	31	125	455

CSM recognized for service received	-	-	(14)	(14)

Release of risk adjustment	-	(83)	-	(83)

Experience adjustment on current service	(36)	-	-	(36)

Changes that relate to current service	(36)	(83)	(14)	(133)

Experience adjustment on claims component	3	-	-	3

Changes that relate to past service	3	-	-	3

Net income/expenses of reinsurance held	266	(52)	111	325

Reinsurance finance income / (expenses)	31	36	(12)	55

Premiums paid, net of received fixed commission	1,341	-	-	1,341

Amounts received	(3,209)	-	-	(3,209)

Other	(1)	-	-	(1)

Cash flows	(1,869)	-	-	(1,869)

Reinsurance contracts disposed in the year	(64)	-	34	(30)

Other movements	207	5	14	226

Other movements	143	5	48	196

Net exchange difference	949	50	12	1,011

Net closing balance, on December 31, 2024	14,681	794	237	15,712

Closing assets	15,374	433	208	16,015

Closing liabilities	693	(361)	(29)	303

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,233	1,010	(309)	16,934

Opening liabilities	371	101	(202)	270

Net opening balance, on January 1, 2023	15,862	909	(107)	16,664

Changes in estimates that adjust the contractual service margin	(3)	6	(4)	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	477	67	6	550

New reinsurance contracts issued / acquired recognized in the year	(330)	42	271	(17)

Initial recognition of onerous underlying contracts	-	-	12	12

Changes that relate to future service	144	114	286	544

CSM recognized for service received	-	-	(26)	(26)

Release of risk adjustment	-	(118)	-	(118)

Experience adjustment on current service	(217)	-	-	(217)

Changes that relate to current service	(217)	(118)	(26)	(361)

Experience adjustment on claims component	(2)	-	-	(2)

Changes that relate to past service	(2)	-	-	(2)

Net income/expenses of reinsurance held	(76)	(3)	260	181

Reinsurance finance income / (expenses)	1,013	48	(13)	1,048

Premiums paid, net of received fixed commission	2,642	-	-	2,642

Amounts received	(3,622)	-	-	(3,622)

Cash flows	(979)	-	-	(979)

Other movements	(132)	(176)	(63)	(371)

Other movements	(132)	(176)	(63)	(371)

Net exchange difference	(528)	(23)	2	(550)

Net closing balance, on December 31, 2023	15,160	755	78	15,993

Closing assets	16,184	423	(7)	16,601

Closing liabilities	1,024	(332)	(85)	608

Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type

	Asset for remaining coverage

Reinsurance contracts held - by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	16,457	349	(205)	16,601

Opening liabilities	1,738	(947)	(183)	608

Net opening balance, on January 1, 2024	14,719	1,296	(22)	15,993

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	(619)	876	69	325

Other reinsurance finance income / (expenses)	41	19	-	61

Effect of changes in risk of non-performance of reinsurers	(5)	-	-	(5)

Total changes in the statements of P&L and OCI	(583)	895	69	380

Cash flows	(1,460)	(140)	(268)	(1,869)

Other movements	371	(409)	234	196

Net exchange differences	908	103	-	1,011

Net closing balance, on 31 December 31, 2024	13,954	1,745	13	15,712

Closing assets	15,965	475	(426)	16,015

Closing liabilities	2,011	(1,270)	(439)	303

	Asset for remaining coverage

Reinsurance contracts held - by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	14,801	1,607	526	16,934

Opening liabilities	217	57	(5)	270

Net opening balance, on January 1, 2023	14,584	1,549	530	16,664

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	453	(235)	(38)	181

Other reinsurance finance income / (expenses)	1,026	34	-	1,060

Effect of changes in risk of non-performance of reinsurers	(12)	-	-	(12)

Total changes in the statements of P&L and OCI	1,467	(200)	(37)	1,229

Cash flows	(397)	(158)	(425)	(979)

Other movements	(424)	139	(86)	(371)

Net exchange differences	(511)	(34)	(4)	(550)

Net closing balance, on 31 December 31, 2023	14,719	1,296	(22)	15,993

Closing assets	16,457	349	(205)	16,601

Closing liabilities	1,738	(947)	(183)	608

Summary of Movement Schedules by Measurement Component

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	475	(286)	(4)	185

Opening liabilities	166,036	3,251	8,120	177,407

Net opening balance, on January 1, 2024	165,562	3,537	8,124	177,222

Changes in estimates that adjust contractual service margin	(317)	(131)	448	-

Changes in estimates that result in (a reversal of) onerous contracts	1,063	1	-	1,064

New contracts issued – non-onerous	(648)	102	546	-

New contracts issued – onerous	36	18	-	54

Changes that relate to future service	134	(10)	994	1,118

Earnings released from contractual service margin	-	-	(958)	(958)

Release of risk adjustment	-	(305)	-	(305)

Experience adjustments on current service	101	-	-	101

Revenue recognized for incurred policyholder tax expenses	2	-	-	2

Changes that relate to current service	103	(305)	(958)	(1,160)

Experience adjustments on claims incurred	15	(1)	-	14
Changes that relate to past service	15	(1)	-	14

Insurance service result	252	(315)	36	(27)

General model

Interest accreted to insurance contracts	2,693	178	225	3,096

Changes in interest rates and other financial assumptions	(1,910)	(11)	-	(1,921)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	121	-	-	121

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	12,719	-	-	12,719

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(2,029)	-	-	(2,029)

Insurance finance (income) / expenses	11,594	167	225	11,986

Premiums received	15,377	-	-	15,377

Claims, benefits and expenses paid	(26,274)	-	-	(26,274)

Acquisition costs paid	(963)	-	-	(963)

Other	(32)	-	-	(32)

Cash flows	(11,892)	-	-	(11,892)

Contracts disposed during the period	(128)	-	43	(85)

Transfers to disposal groups	(14)	6	6	(3)

Other	(4)	-	-	(4)

Other movements	(147)	6	48	(92)

Net exchange differences	10,242	224	529	10,996

Net closing balance, on December 31, 2024	175,611	3,618	8,964	188,193

Closing assets	452	(323)	(5)	125

Closing liabilities	176,063	3,295	8,959	188,318

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	100	-	(64)	36

Opening liabilities	163,381	3,436	8,865	175,681

Net opening balance, on January 1, 2023	163,280	3,435	8,929	175,645

Changes in estimates that adjust contractual service margin	(204)	380	(176)	-

Changes in estimates that result in (a reversal of) onerous contracts	974	51	-	1,025

New contracts issued – non-onerous	(563)	90	473	-

New contracts issued – onerous	38	22	-	60

Changes that relate to future service	245	542	297	1,084

Earnings released from contractual service margin	-	-	(952)	(952)

Release of risk adjustment	-	(345)	-	(345)

Experience adjustments on current service	75	-	-	75

Revenue recognized for incurred policyholder tax expenses	(15)	-	-	(15)

Changes that relate to current service	60	(345)	(952)	(1,238)

Experience adjustments on claims incurred	17	-	-	17

Changes that relate to past service	17	-	-	17

Insurance service result	322	197	(656)	(137)

General model

Interest accreted to insurance contracts	2,680	195	223	3,098

Changes in interest rates and other financial assumptions	1,573	14	-	1,587

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	425	(4)	-	421

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	13,730	-	-	13,730

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,493)	-	-	(1,493)

Insurance finance (income) / expenses	16,915	205	223	17,343

Premiums received	14,203	-	-	14,203

Claims, benefits and expenses paid	(23,862)	-	-	(23,862)

Acquisition costs paid	(936)	-	-	(936)

Other	(30)	-	-	(30)

Cash flows	(10,624)	-	-	(10,624)

Contracts disposed during the period	(283)	(5)	(59)	(347)

Transfers to disposal groups	(59)	(197)	(89)	(345)

Other	41	-	(21)	20

Transfer (to)/from other headings	(511)	(1)	(1)	(512)

Other movements	(811)	(203)	(169)	(1,184)

Net exchange differences	(3,520)	(98)	(203)	(3,821)

Net closing balance, on December 31, 2023	165,562	3,537	8,124	177,222

Closing assets	475	(286)	(4)	185

Closing liabilities	166,036	3,251	8,120	177,407

Insurance contracts to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type
29.2.1 Movement schedules by type of liability

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	1,589	(1,042)	(362)	185

Opening liabilities	159,113	945	17,349	177,407

Net opening balance, on January 1, 2024	157,524	1,987	17,711	177,222

I nsurance revenue	(9,656)	-	-	(9,656)

Incurred claims and other insurance service expenses	-	(317)	8,275	7,958

Amortization of insurance acquisition cash flows	553	-	-	553

Losses (and reversal of losses) on onerous contracts	-	1,118	-	1,118

Insurance service expenses	553	801	8,275	9,629

Investment components	(5,506)	-	5,506	-

Insurance service result	(14,609)	801	13,781	(27)

Insurance finance (income) / expenses (P&L and OCI)	11,924	62	-	11,986

Cash flows	(6,128)	(299)	(5,465)	(11,892)

Contracts disposed during the period	8	(94)	-	(85)

Transfers to disposal groups	(34)	14	17	(3)

Other movements	1	-	(5)	(4)

Transfer (to)/from other headings	(1)	-	-	-

Net exchange differences	9,286	153	1,557	10,996

Net closing balance, on December 31, 2024	157,971	2,625	27,596	188,193

Closing assets	1,886	(1,373)	(387)	125

Closing liabilities	159,857	1,252	27,209	188,318

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	40	(1)	(2)	36
Opening liabilities	163,758	1,455	10,468	175,681

Net opening balance, on January 1, 2023	163,719	1,456	10,470	175,645

I nsurance revenue	(10,195)	-	-	(10,195)

Incurred claims and other insurance service expenses	-	(186)	8,593	8,407

Amortization of insurance acquisition cash flows	558	-	-	558

Losses (and reversal of losses) on onerous contracts	-	1,084	-	1,084
Adjustments to liabilities for incurred claims	-	-	9	9

I nsurance service expenses	558	899	8,601	10,058
Investment components	(4,834)	-	4,834	-

Insurance service result	(14,471)	898	13,436	(137)

Insurance finance (income) / expenses (P&L and OCI)	17,262	81	-	17,343

Cash flows	(4,892)	(150)	(5,582)	(10,624)

Contracts disposed during the period	(347)	-	-	(347)

Transfers to disposal groups	(1)	(211)	(133)	(345)

Other movements	20	-	-	20

Transfer (to)/from other headings	(514)	(33)	36	(512)

Net exchange differences	(3,252)	(54)	(515)	(3,821)

Net closing balance, on December 31, 2023	157,524	1,987	17,711	177,222

Closing assets	1,589	(1,042)	(362)	185

Closing liabilities	159,113	945	17,349	177,407